Submission	Jul. 09, 2025
Submission [Line Items]
Central Index Key	0000312070
Registrant Name	BARCLAYS BANK PLC
Registration File Number	333-287303
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES